GENERAL (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of discontinued operations
The results of the discontinued operations including prior periods' comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of income and balance sheets are presented below:

	Year ended December 31,
	2017	2016	(*)2015

Revenue	$-	$-	$68,672
Cost of sales	-	-	26,956
Operating expenses	-	850	36,307

Operating income (loss)	-	(850)	5,409
Other income (expenses), net	-	1,763	(284)
Gain (loss) on disposal of the discontinued operations	-	(9,148)	147,334

Income (loss) before taxes on income	-	(8,235)	152,459
Taxes on income (tax benefit)	-	(2,086)	34,206

Net income (loss) on discontinued operations	$-	$(6,149)	$118,253

(*)          Represent the results of the discontinued operations until their disposal.

Schedule of assets and liabilities classified as discontinued operations
The following table presents details of the identified intangible assets acquired as of the date of the acquisition:

	Fair value	Estimated useful life (in years)

Trademarks	$7,500	12
Technology	17,400	5
Customer backlog	10,900	1
Customer relationships	27,600	6

Total intangible assets	$63,400

Nexidia [Member]
Schedule of fair values of the assets acquired and liabilities
The following table summarizes the fair values of the assets acquired and liabilities assumed:

Cash (net of loan payoff amount)	$1,879
Trade receivables	8,300
Other receivables and prepaid expenses	4,892
Property and equipment	2,774
Identified intangibles	63,400
Goodwill	75,647

Total assets acquired	156,892

Trade payables	(1,556)
Accrued expenses and other liabilities	(6,371)
Deferred revenue	(9,341)
Deferred tax liabilities, net	(4,474)

Total liabilities assumed	(21,742)

Net assets acquired	$135,150

Schedule of components of the purchase consideration transferred	The following table summarizes the components of the purchase consideration transferred:
Cash	$134,501
Assumed options	649

Total purchase consideration	$135,150

inContact [Member]
Schedule of fair values of the assets acquired and liabilities
The following table summarizes the fair values of the assets acquired and liabilities assumed:

Cash	$37,136
Short term investments	26,714
Trade receivables	40,667
Other receivables and prepaid expenses	10,235
Property and equipment	28,554
Identified intangibles	538,000
Goodwill	559,372

Total assets acquired	1,240,678

Trade payables	(16,337)
Accrued expenses and other liabilities	(22,802)
Deferred revenue	(3,967)
Deferred tax liabilities, net	(147,518)

Total liabilities assumed	(190,624)

Net assets acquired	$1,050,054

Schedule of components of intangible assets associated with the acquisition
The following table presents details of the identified intangible assets acquired as of the date of the acquisition:

	Fair value	Estimated useful life (in years)

Trademarks	$36,400	2-8
Core technology	353,700	4-8
Customer relationships	147,900	5-7

Total	$538,000

Schedule of components of the purchase consideration transferred
The following table summarizes the components of the purchase consideration transferred:

Cash (*)	$1,039,028
Assumed options and restricted shares (**)	11,026

Total purchase consideration	$1,050,054

(*)
Includes cash consideration for the redemption of inContact's convertible bonds in an amount of $139,438 and for inContact's outstanding vested options and restricted shares as of acquisition date which were cancelled and converted into an amount of $25,366 in cash.

(**)
Pursuant to the merger agreement, the Company assumed or replaced all outstanding unvested options, Restricted Stock Awards ("RSAs") and Restricted Stock Units (“RSUs”) and converted them or replaced them with the Company’s options, RSAs and RSUs, as applicable, based on an agreed exchange ratio. Each assumed or replaced option, RSA and RSU is subject to the same terms and conditions, including vesting, exercisability and expiration, as originally applied to any such option, RSA and RSU immediately prior to the acquisition of inContact.

Schedule of unaudited pro forma financial information
The following table presents the unaudited pro forma financial information for the years ended December 31, 2016 and 2015, as if the acquisition occurred on January 1, 2015:

	Year ended December 31
	2016	2015

Revenue	$1,237,329	$1,142,018
Net income	$31,195	$139,123